Allowance for Loan Losses and Credit Quality Disclosures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Past Due Financing Receivables
The following table provides an aging of the loan portfolio by loan class at March 31, 2017:

(Dollars in thousands)	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Non-accrual Loans
Commercial
Construction Loans	$—	$—	$182	$182	$107,540	$107,722	$—	$182
Commercial Business	376	—	396	772	100,694	101,466	46	4,438
Commercial Real Estate	1,800	—	1,868	3,668	254,462	258,130	—	2,182
Mortgage Warehouse Lines	—	—	—	—	142,666	142,666	—	—
Residential Real Estate Loans	17	—	87	104	41,504	41,608	—	238
Consumer
Loans to Individuals	70	—	263	333	23,234	23,567	—	333
Other	—	—	—	—	177	177	—	—
Total loans	2,263	—	2,796	5,059	670,277	675,336	46	7,373
Deferred loan fees and costs, net	—	—	—	—	1,075	1,075	—	—
Total loans, net	$2,263	$—	$2,796	$5,059	$671,352	$676,411	$46	$7,373
The following table provides an aging of the loan portfolio by loan class at December 31, 2016:

(Dollars in thousands)	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Non-accrual Loans
Commercial
Construction Loans	$—	$—	$186	$186	$95,849	$96,035	$—	$186
Commercial Business	113	115	790	1,018	98,632	99,650	—	920
Commercial Real Estate	741	942	2,707	4,390	238,003	242,393	—	3,187
Mortgage Warehouse Lines	—	—	—	—	216,259	216,259	—	—
Residential Real Estate Loans	564	—	392	956	43,835	44,791	—	544
Consumer
Loans to Individuals	—	29	361	390	23,346	23,736	24	337
Other	—	—	—	—	207	207	—	—
Total loans	1,418	1,086	4,436	6,940	716,131	723,071	24	5,174
Deferred loan fees and costs, net	—	—	—	—	1,737	1,737	—	—
Total loans, net	$1,418	$1,086	$4,436	$6,940	$717,868	$724,808	$24	$5,174

The following table provides an aging of the loan portfolio by loan class at December 31, 2015:

(Dollars in thousands)	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment >90 Days Accruing	Non-accrual Loans
Construction Loans	$—	$—	$—	$—	$93,745	$93,745	$—	$—
Commercial Business	530	5	186	721	98,556	99,277	—	304
Commercial Real Estate	789	—	3,996	4,785	202,465	207,250	—	4,321
Mortgage Warehouse Lines	—	—	—	—	216,572	216,572	—	—
Residential Real Estate Loans	—	166	1,132	1,298	39,446	40,744	—	1,132
Consumer
Loans to Individuals	400	—	263	663	22,411	23,074	—	263
Other	—	—	—	—	233	233	—	—
Deferred Loan Fees and Costs, Net	—	—	—	—	1,226	1,226	—	—
Total	$1,719	$171	$5,577	$7,467	$674,654	$682,121	$—	$6,020
The following table provides an aging of the loan portfolio by loan class at December 31, 2016:

(Dollars in thousands)	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment >90 Days Accruing	Non-accrual Loans
Construction Loans	$—	$—	$186	$186	$95,849	$96,035	$—	$186
Commercial Business	113	115	790	1,018	98,632	99,650	—	920
Commercial Real Estate	741	942	2,707	4,390	238,003	242,393	—	3,187
Mortgage Warehouse Lines	—	—	—	—	216,259	216,259	—	—
Residential Real Estate Loans	564	—	392	956	43,835	44,791	—	544
Loans to Individuals	—	29	361	390	23,346	23,736	24	337
Other	—	—	—	—	207	207	—	—
Deferred Loan Fees and Costs, Net	—	—	—	—	1,737	1,737	—	—
Total	$1,418	$1,086	$4,436	$6,940	$717,868	$724,808	$24	$5,174

Allowance for Credit Losses on Financing Receivables
The following tables summarize the distribution of the allowance for loan losses and loans receivable by loan class and impairment method at March 31, 2017 and December 31, 2016:
March 31, 2017

(Dollars in thousands)
	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Deferred Loan Fees/Costs	Total
Allowance for loan losses:
Individually evaluated for impairment	$8	$593	$73	$—	$—	$—	$—	$—	$—	$674
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—	—
Collectively evaluated for impairment	1,362	1,229	2,561	642	365	122	—	595	—	6,876
Ending Balance	$1,370	$1,822	$2,634	$642	$365	$122	$—	$595	$—	$7,550

Loans receivable:
Individually evaluated for impairment	$387	$4,471	$5,130	$—	$238	$333	$—	$—	$—	$10,559
Loans acquired with deteriorated credit quality	—	177	539	—	—	—	—	—	—	716
Collectively evaluated for impairment	107,335	96,818	252,461	142,666	41,370	23,234	177	—	1,075	665,136
Ending Balance	$107,722	$101,466	$258,130	$142,666	$41,608	$23,567	$177	$—	$1,075	$676,411

December 31, 2016

(Dollars in thousands)
	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Deferred Loan Fees/Costs	Total
Allowance for loan losses:
Individually evaluated for impairment	$7	$101	$114	$—	$38	$—	$—	$—	$—	$260
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—	—
Collectively evaluated for impairment	1,197	1,631	2,460	973	329	112	—	532	—	7,234
Ending Balance	$1,204	$1,732	$2,574	$973	$367	$112	$—	$532	$—	$7,494

Loans receivable:
Individually evaluated for impairment	$391	$947	$3,817	$—	$544	$337	$—	$—	$—	$6,036
Loans acquired with deteriorated credit quality	—	191	930	—	—	—	—	—	—	1,121
Collectively evaluated for impairment	95,644	98,512	237,646	216,259	44,247	23,399	207	—	1,737	717,651
Ending Balance	$96,035	$99,650	$242,393	$216,259	$44,791	$23,736	$207	$—	$1,737	$724,808

The following tables summarize the distribution of the allowance for loan losses and loans receivable by loan class and impairment method at December 31, 2016 and 2015, respectively.

Allowance for Loan Losses as of and for the year ended December 31, 2016
(Dollars in thousands)
	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Deferred Fees	Total
Allowance for loan losses:
Beginning balance	$1,025	$2,005	$3,049	$866	$288	$109	$—	$218	$—	$7,560
(Credit) provision charged to operations	179	(177)	(800)	107	79	(3)	1	314	—	(300)
Loans charged off	—	(97)	(60)	—	—	—	(1)	—	—	(158)
Recoveries of loans charged off	—	1	385	—	—	6		—	—	392
Ending balance	$1,204	$1,732	$2,574	$973	$367	$112	$—	$532	$—	$7,494

Individually evaluated for impairment	$7	$101	$114	$—	$38	$—	$—	$—	$—	$260
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—	—	—
Collectively evaluated for impairment	1,197	1,631	2,460	973	329	112	—	532	—	7,234
Ending Balance	$1,204	$1,732	$2,574	$973	$367	$112	$—	$532	$—	$7,494

Loans receivable:
Loans acquired with deteriorated credit quality	$—	$191	$930	$—	$—	$—	$—	$—	$—	$1,121
Individually evaluated for impairment	391	947	3,817	—	544	337	—	—	—	6,036
Collectively evaluated for impairment	95,644	98,512	237,646	216,259	44,247	23,399	207	—	1,737	717,651
Ending Balance	$96,035	$99,650	$242,393	$216,259	$44,791	$23,736	$207	$—	$1,737	$724,808

Allowance for Loan Losses as of and for the year ended December 31, 2015
(Dollars in thousands)
	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Deferred Fees	Total
Allowance for loan losses:
Beginning balance	$1,215	$1,761	$2,393	$896	$197	$129	$2	$332	$—	$6,925
(Credit) provision charged to operations	(190)	347	1,010	(30)	91	(13)	(1)	(114)	—	1,100
Loans charged off	—	(116)	(361)	—	—	(13)	(1)	—	—	(491)
Recoveries of loans charged off	—	13	7	—	—	6		—	—	26
Ending balance	$1,025	$2,005	$3,049	$866	$288	$109	$—	$218	$—	$7,560

Individually evaluated for impairment	$—	$68	$125	$—	$69	$—	$—	$—	$—	$262
Loans acquired with deteriorated credit quality	—	—	64	—	—	—	—	—	—	64
Collectively evaluated for impairment	1,025	1,937	2,860	866	219	109	—	218	—	7,234
Ending Balance	$1,025	$2,005	$3,049	$866	$288	$109	$—	$218	$—	$7,560

Loans receivable:
Loans acquired with deteriorated credit quality	$—	$241	$1,359	$—	$—	$—	$—	$—	$—	$1,600
Individually evaluated for impairment	494	458	4,833	—	1,132	263	—	—	—	7,180
Collectively evaluated for impairment	93,251	98,578	201,058	216,572	39,612	22,811	233	—	1,226	673,341
Ending Balance	$93,745	$99,277	$207,250	$216,572	$40,744	$23,074	$233	$—	$1,226	$682,121

Impaired Financing Receivables
Impaired Loans Receivables (By Class) – March 31, 2017

(Dollars in thousands)				Three Months Ended March 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no allowance:
Construction	$182	$182	$—	$185	$—
Commercial Business	626	787	—	794	3
Commercial Real Estate	2,692	2,692	—	2,821	12
Mortgage Warehouse Lines	—	—	—	—	—
Subtotal	3,500	3,661	—	3,800	15
Residential Real Estate	238	238	—	240	—
Consumer
Loans to Individuals	333	333	—	335	—
Other	—	—	—	—	—
Subtotal	333	333	—	335	—
With no allowance:	$4,071	$4,232	$—	$4,375	$15

With an allowance:
Construction	$205	$205	$8	$205	$3
Commercial Business	4,022	4,022	593	1,511	67
Commercial Real Estate	2,977	2,977	73	2,210	43
Mortgage Warehouse Lines	—	—	—	—	—
Subtotal	7,204	7,204	674	3,926	113
Residential Real Estate	—	—	—	200	—
Consumer
Loans to Individuals	—	—	—	—	—
Other	—	—	—	—	—
Subtotal	—	—	—	—	—
With an allowance:	$7,204	$7,204	$674	$4,126	$113
Total:
Construction	387	387	8	390	3
Commercial Business	4,648	4,809	593	2,305	70
Commercial Real Estate	5,669	5,669	73	5,031	55
Mortgage Warehouse Lines	—	—	—	—	—
Residential Real Estate	238	238	—	440	—
Consumer	333	333	—	335	—
Total	$11,275	$11,436	$674	$8,501	$128

Impaired Loans Receivables (By Class) – December 31, 2016

(Dollars in thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no allowance:
Construction	$186	$186	$—
Commercial Business	883	1,054	—
Commercial Real Estate	1,380	1,380	—
Mortgage Warehouse Lines	—	—	—
Subtotal	2,449	2,620	—
Residential Real Estate	244	244	—
Consumer
Loans to Individuals	337	337	—
Other	—	—	—
Subtotal	337	337	—
With no allowance	$3,030	$3,201	$—
With an allowance:
Construction	$205	$205	$7
Commercial Business	255	255	101
Commercial Real Estate	3,367	3,367	114
Mortgage Warehouse Lines	—	—	—
Subtotal	3,827	3,827	222
Residential Real Estate	301	316	38
Consumer
Loans to Individuals	—	—	—
Other	—	—	—
Subtotal	—	—	—
With an allowance	$4,128	$4,143	$260

Total:
Construction	391	391	7
Commercial Business	1,138	1,309	101
Commercial Real Estate	4,747	4,747	114
Mortgage Warehouse Lines	—	—	—
Residential Real Estate	544	560	38
Consumer	337	337	—
Total	$7,157	$7,344	$260

Impaired Loans Receivables (By Class) – March 31, 2016
	Three Months Ended March 31, 2016
(Dollars in thousands)	Average Recorded Investment	Interest Income Recognized
With no allowance:
Construction	$193	$2
Commercial Business	420	4
Commercial Real Estate	1,840	25
Mortgage Warehouse Lines	—	—
Subtotal	2,453	31
Residential Real Estate	1,097	—

Consumer
Loans to Individuals	263	—
Other	—	—
Subtotal	263	—
With no allowance:	$3,813	$31
With an allowance:
Construction	$—	$—
Commercial Business	210	1
Commercial Real Estate	3,783	4
Mortgage Warehouse Lines	—	—
Subtotal	3,993	5
Residential Real Estate	200	—
Consumer
Loans to Individuals	—	—
Other	—	—
Subtotal	—	—
With an allowance:	$4,193	$5
Total:
Construction	193	2
Commercial Business	630	4
Commercial Real Estate	5,623	30
Mortgage Warehouse Lines	—	—
Residential Real Estate	1,297	—
Consumer	263	—
Total	$8,006	$36
The following table presents additional information regarding acquired credit-impaired loans at March 31, 2017 and December 31, 2016:

(Dollars in thousands)
	March 31, 2017	December 31, 2016
Outstanding balance	$1,056	$1,470
Carrying amount	$716	$1,121

The following table presents additional information regarding PCI loans for the years ended December 31, 2016 and 2015:

(Dollars in thousands)	Purchased Loans with Evidence of Credit Deterioration
	12/31/2016	12/31/2015
Outstanding balance	$1,470	$1,964
Carrying amount	$1,121	$1,600

Impaired Loans Receivables (By Class) - December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Year to Date 2016 Average Recorded Investment	Year to Date 2016 Interest Income Recognized
(Dollars in thousands)
With no related allowance:
Construction	$186	$186	$—	$260	$—
Commercial Business	883	1,054	—	623	14
Commercial Real Estate	1,380	1,380	—	1,528	74
Mortgage Warehouse Lines	—	—	—	—	—
Subtotal	2,449	2,620	—	2,411	88

Residential Real Estate	244	244	—	725	—

Consumer
Loans to Individuals	337	337	—	281	—
Other	—	—	—	—	—
Subtotal	337	337	—	281	—
Subtotal with no related allowance	3,030	3,201	—	3,417	88
With an allowance:
Commercial
Construction	205	205	7	51	9
Commercial Business	255	255	101	238	—
Commercial Real Estate	3,367	3,367	114	3,603	19
Mortgage Warehouse Lines	—	—	—	—	—
Subtotal	3,827	3,827	222	3,892	28

Residential Real Estate	301	316	38	200	—
Consumer
Loans to Individuals	—	—	—	—	—
Other	—	—	—	—	—
Subtotal	—	—	—	—	—
Subtotal with an allowance	4,128	4,143	260	4,092	28

Total:
Construction	391	391	7	311	9
Commercial Business	1,138	1,309	101	861	14
Commercial Real Estate	4,747	4,747	114	5,131	93
Mortgage Warehouse Lines	—	—	—	—	—
Residential Real Estate	544	560	38	925	—
Consumer	337	337	—	281	—
Total	$7,157	$7,344	$260	$7,509	$116

Impaired Loans Receivables (By Class) - December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Year to Date 2015 Average Recorded Investment	Year to Date 2015 Interest Income Recognized
(Dollars in thousands)
With no related allowance:
Commercial
Construction	$494	$494	$—	$477	$27
Commercial Business	488	847	—	492	23
Commercial Real Estate	2,417	2,683	—	2,998	94
Mortgage Warehouse Lines	—	—	—	—	—
Subtotal	3,399	4,024	—	3,967	144

Residential Real Estate	831	831	—	981	—

Consumer
Loans to Individuals	263	280	—	88	—
Other	—	—	—	—	—
Subtotal	263	280	—	88	—
Subtotal with no related allowance	4,493	5,135	—	5,036	144

With an allowance:
Commercial
Construction	—	—	—	—	—
Commercial Business	211	237	68	307	5
Commercial Real Estate	3,775	3,788	189	4,200	154
Mortgage Warehouse Lines	—	—	—	—	—

Subtotal	3,986	4,025	257	4,507	159

Residential Real Estate	301	316	69	100	—
Consumer
Loans to Individuals	—	—	—	175	—
Other	—	—	—	—	—
Subtotal	—	—	—	175	—
Subtotal with an allowance	4,287	4,341	326	4,782	159

Total:
Construction	494	494	—	477	27
Commercial Business	699	1,084	68	799	28
Commercial Real Estate	6,192	6,471	189	7,198	248
Mortgage Warehouse Lines	—	—	—	—	—
Residential Real Estate	1,132	1,147	69	1,081	—
Consumer	263	280	—	263	—
Total	$8,780	$9,476	$326	$9,818	$303

Credit Impaired Loans Purchased, Change In Amortizable Yield
Changes in accretable discount for acquired credit-impaired loans for the three months ended March 31, 2017 and March 31, 2016 were as follows:

	Three months ended March 31,
	2017	2016
(Dollars in thousands)
Balance at beginning of period	$30	$73
Acquisition of impaired loans	—	—
Accretion of discount	(7)	(21)
Balance at end of period	$23	$52

The following table presents changes in accretable discount for PCI loans for the years ended December 31, 2016 and 2015:

(Dollars in thousands)	December 31, 2016	December 31, 2015
Balance at beginning of year	$73	$135
Acquisition of impaired loans	—	—
Accretion of discount	(43)	(62)
Balance at end of year	$30	$73

Non-accretable difference at end of year	$215	$215

Remaining Estimated Accretable Discount
The following table presents the years for the scheduled remaining accretable discount that will accrete to income based on the Company’s most recent estimates of cash flows for PCI loans:

(Dollars in thousands)	Periods ending December 31,
	2017	$22
	2018	8
	Thereafter	—
	Total	$30

Troubled Debt Restructurings on Financing Receivables
The following table summarizes the recorded investment in consumer mortgage loans secured by residential real estate in the process of foreclosure:

(Dollars in thousands)

March 31, 2017		December 31, 2016
Number of loans	Recorded Investment	Number of loans	Recorded Investment
3	$517	3	$524

The following table is a breakdown of troubled debt restructurings, all of which are classified as impaired, which occurred during the years ended December 31, 2016 and 2015.

During 2016

(Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial Real Estate	1	$458	$458

During 2015

(Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial Business	1	$288	$288
The following table summarizes the recorded investment in consumer mortgage loans secured by residential real estate in process of foreclosure:

(Dollars in thousands)	December 31,
2016		2015
Number of loans	Recorded Investment	Number of loans	Recorded Investment
3	$524	5	$1,008

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The activity in the allowance for loan loss by loan class for the three months ended March 31, 2017 and 2016 was as follows:

(Dollars in thousands)	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Total
Balance - December 31, 2016	$1,204	$1,732	$2,574	$973	$367	$112	$—	$532	$7,494
Provision (Credit) charged to operations	166	88	56	(331)	99	9	—	63	150
Loans charged off	—	—	—	—	(101)	—	—	—	(101)
Recoveries of loans charged off	—	2	4	—	—	1	—	—	7
Balance - March 31, 2017	$1,370	$1,822	$2,634	$642	$365	$122	$—	$595	$7,550

(Dollars in thousands)	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate	Loans to Individuals	Other	Unallocated	Total
Balance - December 31, 2015	$1,025	$2,005	$3,049	$866	$288	$109	$—	$218	$7,560
(Credit) Provision charged to operations	(44)	(657)	311	1	(96)	(92)	—	377	(200)
Loans charged off	—	—	(60)	—	—	—	—	—	(60)
Recoveries of loans charged off	—	—	—	—	—	2	—	—	2
Balance - March 31, 2016	$981	$1,348	$3,300	$867	$192	$19	$—	$595	$7,302

Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable Credit Quality Indicators
The following table provides a breakdown of the loan portfolio by credit quality indicator at March 31, 2017:

(Dollars in thousands)
Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate
Grade:
Pass	$106,276	$93,063	$238,408	$142,666	$41,076
Special Mention	1,264	3,568	13,797	—	238
Substandard	182	813	5,925	—	294
Doubtful	—	4,022	—	—	—
Total	$107,722	$101,466	$258,130	$142,666	$41,608
The following table provides a breakdown of the loan portfolio by credit quality indicator at December 31, 2016:

(Dollars in thousands)
Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate
Grade:
Pass	$95,548	$91,908	$223,435	$216,259	$43,950
Special Mention	301	7,102	14,334	—	244
Substandard	186	611	4,624	—	597
Doubtful	—	29	—	—	—
Total	$96,035	$99,650	$242,393	$216,259	$44,791

The following table provides a breakdown of the loan portfolio by credit quality indicator at December 31, 2016:

(Dollars in thousands)
Commercial Credit Exposure- By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate
Grade:
Pass	$95,548	$91,908	$223,435	$216,259	$43,950
Special Mention	301	7,102	14,334	—	244
Substandard	186	611	4,624	—	597
Doubtful	—	29	—	—	—
Loss	—	—	—	—	—
Total	$96,035	$99,650	$242,393	$216,259	$44,791
The following table provides a breakdown of the loan portfolio by credit quality indicator at December 31, 2015:

(Dollars in thousands)
Commercial Credit Exposure- By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate
Grade:
Pass	$93,558	$90,856	$191,754	$216,572	$39,878
Special Mention	187	7,768	9,311	—	260
Substandard	—	653	6,185	—	606
Doubtful	—	—	—	—	—
Loss	—	—	—	—	—
Total	$93,745	$99,277	$207,250	$216,572	$40,744

Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable Credit Quality Indicators

Consumer Credit Exposure - By Payment Activity	Loans To Individuals	Other

Performing	$23,234	$177
Nonperforming	333	—
Total	$23,567	$177

Consumer Credit Exposure - By Payment Activity	Loans To Individuals	Other
Performing	$23,375	$207
Nonperforming	361	—
Total	$23,736	$207

(Dollars in thousands)
Consumer Credit Exposure - By Payment Activity	Loans to Individuals	Other

Performing	$22,811	$233
Nonperforming	263	—
Total	$23,074	$233

(Dollars in thousands)
Consumer Credit Exposure -By Payment Activity	Loans to Individuals	Other

Performing	$23,375	$207
Nonperforming	361	—
Total	$23,736	$207